Derivative and Hedging Instruments - Summary of Gross Notional Amount and Fair Value of Derivative Instruments (Detail) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 440,077,000,000	$ 395,957,000,000
Fair value, assets	8,546,000,000	8,588,000,000	$ 17,503,000,000
Fair value, liabilities	(11,730,000,000)	(14,289,000,000)	$ (10,038,000,000)
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	5,813,000,000	5,919,000,000
Fair value, liabilities	(9,176,000,000)	(12,025,000,000)
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	582,000,000	366,000,000
Fair value, liabilities	(115,000,000)	(225,000,000)
Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	3,000,000	4,000,000
Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	227,241,000,000	2,002,000,000
Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	184,309,000,000
Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	9,055,000,000	48,000,000
Designated [Member] | Fair value hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	23,461,000,000
Designated [Member] | Cash flow hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	8,372,000,000
Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	1,150,000,000	1,155,000,000
Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	240,000,000	173,000,000
Designated [Member] | Net investment hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	654,000,000	626,000,000
Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	212,836,000,000	393,955,000,000
Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	103,806,000,000	268,081,000,000
Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	33,148,000,000	39,667,000,000
Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	34,080,000,000	45,124,000,000
Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	19,760,000,000	16,930,000,000
Non designated [Member] | Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	9,449,000,000	11,772,000,000
Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	5,841,000,000	6,090,000,000
Non designated [Member] | Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	2,581,000,000	2,319,000,000
Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	131,000,000	159,000,000
Non designated [Member] | Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	4,040,000,000	3,813,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	8,546,000,000	8,588,000,000
Fair value, liabilities	11,687,000,000	14,289,000,000
Fair value [Member] | Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	2,928,000,000	48,000,000
Fair value, liabilities	7,479,000,000	231,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	2,627,000,000
Fair value, liabilities	3,044,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	78,000,000	5,000,000
Fair value, liabilities	1,518,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	165,000,000
Fair value, liabilities	2,672,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	20,000,000
Fair value, liabilities	48,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	35,000,000	40,000,000
Fair value, liabilities	181,000,000	203,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	3,000,000	3,000,000
Fair value [Member] | Designated [Member] | Net investment hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, liabilities	16,000,000	28,000,000
Fair value [Member] | Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	5,618,000,000	8,540,000,000
Fair value, liabilities	4,208,000,000	14,058,000,000
Fair value [Member] | Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	2,361,000,000	5,751,000,000
Fair value, liabilities	3,098,000,000	7,557,000,000
Fair value [Member] | Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	1,873,000,000	2,029,000,000
Fair value, liabilities	398,000,000	1,579,000,000
Fair value [Member] | Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	769,000,000	295,000,000
Fair value, liabilities	597,000,000	4,697,000,000
Fair value [Member] | Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	579,000,000	363,000,000
Fair value, liabilities	115,000,000	225,000,000
Fair value [Member] | Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	33,000,000	98,000,000
Fair value [Member] | Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	$ 3,000,000	$ 4,000,000